SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operating segments are components of the Company that engage in business activities from which it may incur expenses, for which discrete financial information is available and whose operating results are evaluated regularly by the Company’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Executive Members of the Board of Directors are considered the CODM.
CODM reviews the Company’s results under four operating segments based on a combination of the products that the Company has launched - RUCONEST® and Joenja®, and the main geographies where sales are consummated - focused on the US and reporting, in aggregate, Europe and Rest of the World (“RoW”). The four operating segments correspond to each of its four reportable segments for financial reporting purposes.
Joenja® was launched in 2023 and therefore Joenja® related operating segments and comparative information for 2022 and 2021 is not available.
The CODM reviews revenues and gross profit to assess the performance of their operating segments. The CODM does not review financial information on a segmental basis below gross margin, and balance sheet information is not allocated to the company's reportable segments. There are no intersegment sales.
Total revenues and gross profit per each operating and reportable segment for the period ended for the years ended December 31, 2023, 2022 and 2021 are:

Amounts in US$ ‘000	2023			2022			2021
	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total	RUCONEST®	Joenja®	Total
Revenues:
US	221,213	17,894	239,107	200,082	—	200,082	193,419	—	193,419
Europe and RoW	5,921	288	6,209	5,540	—	5,540	5,452	—	4,933
Total revenues	227,134	18,182	245,316	205,622	—	205,622	198,871	—	198,871
Gross profit:									—
US	202,441	15,417	217,858	186,263	—	186,263	176,266	—	176,266
Europe and RoW	2,026	220	2,246	1,797	—	1,797	1,463	—	1,463
Total gross profit	204,467	15,637	220,104	188,060	—	188,060	177,729	—	177,729
Substantially all of the Company’s non-current assets are located in The Netherlands.